                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2003


Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one):[    ]  is a restatement.
                                [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEW Capital Management, L.P.
Address: Two Seaport Lane
         Boston, MA  02210-2021


13F File Number:   028-06538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:
Name:   James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
Phone:  (617) 261-9324

Signature, Place and Date of Signing:

                               Boston, Massachusetts          February 10, 2004
-----------------------------  ----------------------         ------------------
         [Signature]               [City, State]                    [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDING REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:

Form 13F File Number:               Name

028-01190                           Frank Russell Company



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  3

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total:  3,440,226,000


List of Other Included Managers:

No.         Form 13 File Number                Name
1           028-06536                          AEW Capital Management, Inc.
2           028-10256                          AEW Management and Advisors, L.P.
3           028-10257                          AEW Investment Group, Inc.

                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                                                                                                         ------------------------
                       TITLE OF                VALUE         SH of        INVESTMENT          OTHER
   NAME OF ISSUER        CLASS      CUSIP     (X$1000)      PRN AMT       DISCRETION        MANAGERS      SOLE    SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp         REIT    00163T109   106,115      3,227,356    Shared-Defined    01 02 03 04    01 02  3,227,356
-----------------------------------------------------------------------------------------------------------------------------------
American Financial
Realty Trust              REIT    02607p305       512         30,000    Shared-Defined    01 02 03 04    01 02     30,000
-----------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt     REIT    03748r101    81,214      2,354,038    Shared-Defined    01 02 03 04    01 02  2,354,038
-----------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust     REIT    039583109   149,778      5,353,026    Shared-Defined    01 02 03 04    01 02  5,353,026
-----------------------------------------------------------------------------------------------------------------------------------
Arden Realty              REIT    039793104     8,495        280,000    Shared-Defined    01 02 03 04    01 02    280,000
-----------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities    REIT    053484101   112,442      2,352,333    Shared-Defined    01 02 03 04    01 02  2,352,333
-----------------------------------------------------------------------------------------------------------------------------------
Bedford Property          REIT    076446301        57          2,000    Shared-Defined    01 02 03 04    01 02      2,000
-----------------------------------------------------------------------------------------------------------------------------------
Borealis Retail REIT      REIT    099722209     3,600        400,000    Shared-Defined    01 02 03 04    01 02    400,000
-----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.   REIT    101121101   173,491      3,600,153    Shared-Defined    01 02 03 04    01 02  3,600,153
-----------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties     REIT    112900105    35,123      1,223,797    Shared-Defined    01 02 03 04    01 02  1,223,797
-----------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust     REIT    133131102    97,240      2,195,037    Shared-Defined    01 02 03 04    01 02  2,195,037
-----------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty        REIT    144418100    39,563      1,328,500    Shared-Defined    01 02 03 04    01 02  1,328,500
-----------------------------------------------------------------------------------------------------------------------------------
Catellus Development
Corp.                     REIT    149113102   116,596      4,833,992    Shared-Defined    01 02 03 04    01 02  4,833,992
-----------------------------------------------------------------------------------------------------------------------------------
Cedar Shopping Centers    REIT    150602209     7,884        634,749    Shared-Defined    01 02 03 04    01 02    634,749
-----------------------------------------------------------------------------------------------------------------------------------
Chelsea Property Group
Inc.                      REIT    163421100    61,613      1,124,120    Shared-Defined    01 02 03 04    01 02  1,124,120
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease      REIT    202218103     5,908        331,900    Shared-Defined    01 02 03 04    01 02    331,900
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Office
Properties                REIT    22002t108    13,170        627,138    Shared-Defined    01 02 03 04    01 02    627,138
-----------------------------------------------------------------------------------------------------------------------------------
Correctional Prop
Trust                     REIT    22025e104     1,469         51,000    Shared-Defined    01 02 03 04    01 02     51,000
-----------------------------------------------------------------------------------------------------------------------------------
Cousins Properties        REIT    222795106    16,387        535,535    Shared-Defined    01 02 03 04    01 02    535,535
-----------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate
Eqt                       REIT    225756105     2,227        130,000    Shared-Defined    01 02 03 04    01 02    130,000
-----------------------------------------------------------------------------------------------------------------------------------
Developers Diversified    REIT    251591103    53,052      1,580,342    Shared-Defined    01 02 03 04    01 02  1,580,342
-----------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.         REIT    264411505    35,616      1,148,893    Shared-Defined    01 02 03 04    01 02  1,148,893
-----------------------------------------------------------------------------------------------------------------------------------
Eastgroup Properties      REIT    277276101     6,800        210,000    Shared-Defined    01 02 03 04    01 02    210,000
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment
Pptys Tr                  REIT    29380T105     5,172        149,000    Shared-Defined    01 02 03 04    01 02    149,000
-----------------------------------------------------------------------------------------------------------------------------------
Equity Office
Properties                REIT    294741103   157,850      5,509,594    Shared-Defined    01 02 03 04    01 02  5,509,594
-----------------------------------------------------------------------------------------------------------------------------------
Equity One Inc.           REIT    294752100     2,279        135,000    Shared-Defined    01 02 03 04    01 02    135,000
-----------------------------------------------------------------------------------------------------------------------------------


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                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                                                                                                         ------------------------
                       TITLE OF                VALUE         SH of        INVESTMENT          OTHER
   NAME OF ISSUER        CLASS      CUSIP     (X$1000)      PRN AMT       DISCRETION        MANAGERS      SOLE    SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
Equity Residential        REIT    29476L107   110,670      3,750,257    Shared-Defined    01 02 03 04    01 02  3,750,257
-----------------------------------------------------------------------------------------------------------------------------------
Federal Realty
Invs Trust                REIT    313747206    94,067      2,450,293    Shared-Defined    01 02 03 04    01 02  2,450,293
-----------------------------------------------------------------------------------------------------------------------------------
First Potomac
Realty Trust              REIT    33610F109     5,643        301,100    Shared-Defined    01 02 03 04    01 02    301,100
-----------------------------------------------------------------------------------------------------------------------------------
Gables Residential
Trust                     REIT    362418105     9,154        263,500    Shared-Defined    01 02 03 04    01 02    263,500
-----------------------------------------------------------------------------------------------------------------------------------
General Growth
Prop                      REIT    370021107   117,749      4,243,215    Shared-Defined    01 02 03 04    01 02  4,243,215
-----------------------------------------------------------------------------------------------------------------------------------
Glenborough Realty
Trust                     REIT    37803p105     2,973        149,000    Shared-Defined    01 02 03 04    01 02    149,000
-----------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty
Trust                     REIT    379302102     5,774        258,000    Shared-Defined    01 02 03 04    01 02    258,000
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Golf Trust Of
America                   REIT    38168b103    15,238        761,904    Shared-Defined    01 02 03 04    01 02    761,904
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HRPT Properties
Trust                     REIT    40426W101    11,704      1,160,000    Shared-Defined    01 02 03 04    01 02  1,160,000
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Health Care Pptys
Invest Inc.               REIT    421915109     6,071        119,500    Shared-Defined    01 02 03 04    01 02    119,500
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Healthcare Realty
Trust, Inc.               REIT    421946104    40,529      1,133,665    Shared-Defined    01 02 03 04    01 02  1,133,665
-----------------------------------------------------------------------------------------------------------------------------------
Heritage Property
Investment                REIT    42725M107     9,135        321,099    Shared-Defined    01 02 03 04    01 02    321,099
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Highwoods Properties      REIT    431284108     8,890        350,000    Shared-Defined    01 02 03 04    01 02    350,000
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Hilton Hotels Corp.       REIT    432848109    30,364      1,772,536    Shared-Defined    01 02 03 04    01 02  1,772,536
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Hospitality Properties    REIT    44106m102    31,797        770,281    Shared-Defined    01 02 03 04    01 02    770,281
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Host Marriott Corp.       REIT    44107p104   100,965      8,195,208    Shared-Defined    01 02 03 04    01 02  8,195,208
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ISTAR Financial Inc       REIT    45031U101    42,975      1,104,748    Shared-Defined    01 02 03 04    01 02  1,104,748
-----------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.       REIT    49427f108    55,386      1,691,162    Shared-Defined    01 02 03 04    01 02  1,691,162
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Kimco Realty Corp.        REIT    49446r109    64,084      1,432,051    Shared-Defined    01 02 03 04    01 02  1,432,051
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Lexington Corporate
Pptys                     REIT    529043101     5,252        260,109    Shared-Defined    01 02 03 04    01 02    260,109
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Liberty Property Trust    REIT    531172104   146,446      3,764,690    Shared-Defined    01 02 03 04    01 02  3,764,690
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Macerich Company (the)    REIT    554382101    62,351      1,401,136    Shared-Defined    01 02 03 04    01 02  1,401,136
-----------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp     REIT    554489104     9,531        229,000    Shared-Defined    01 02 03 04    01 02    229,000
-----------------------------------------------------------------------------------------------------------------------------------
Maguire Properties Inc    REIT    559775101     2,430        100,000    Shared-Defined    01 02 03 04    01 02    100,000
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Mid-America Apartment     REIT    59522j103     4,701        140,000    Shared-Defined    01 02 03 04    01 02    140,000
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Municipal Mortgage
and Equity                REIT    62624B101     3,713        150,000    Shared-Defined    01 02 03 04    01 02    150,000
-----------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                                                                                                         ------------------------
                       TITLE OF                VALUE         SH of        INVESTMENT          OTHER
   NAME OF ISSUER        CLASS      CUSIP     (X$1000)      PRN AMT       DISCRETION        MANAGERS      SOLE    SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty     REIT    648053106     6,464        262,000    Shared-Defined    01 02 03 04    01 02    262,000
-----------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc     REIT    69360j107    46,589      1,129,168    Shared-Defined    01 02 03 04    01 02  1,129,168
-----------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail        REIT    69806L104    24,011        503,900    Shared-Defined    01 02 03 04    01 02    503,900
-----------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.     REIT    729251108     5,266        172,938    Shared-Defined    01 02 03 04    01 02    172,938
-----------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties       REIT    740706106   107,944      3,272,016    Shared-Defined    01 02 03 04    01 02  3,272,016
-----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust            REIT    743410102   112,949      3,519,771    Shared-Defined    01 02 03 04    01 02  3,519,771
-----------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.       REIT    74460d109    80,029      1,844,414    Shared-Defined    01 02 03 04    01 02  1,844,414
-----------------------------------------------------------------------------------------------------------------------------------
Ramco Gershenson
Properties                REIT    751452202     4,924        174,000    Shared-Defined    01 02 03 04    01 02    174,000
-----------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.     REIT    758849103   103,672      2,601,558    Shared-Defined    01 02 03 04    01 02  2,601,558
-----------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                 REIT    779273101   144,192      3,067,906    Shared-Defined    01 02 03 04    01 02  3,067,906
-----------------------------------------------------------------------------------------------------------------------------------
Senior Housing
Properties Trust          REIT    81721M109    20,795      1,206,900    Shared-Defined    01 02 03 04    01 02  1,206,900
-----------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs     REIT    82567d104    31,926        847,980    Shared-Defined    01 02 03 04    01 02    847,980
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group      REIT    828806109   175,265      3,782,145    Shared-Defined    01 02 03 04    01 02  3,782,145
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels &
Resorts                   REIT    85590A203    57,051      1,586,063    Shared-Defined    01 02 03 04    01 02  1,586,063
-----------------------------------------------------------------------------------------------------------------------------------
Summit Properties         REIT    866239106    27,159      1,130,693    Shared-Defined    01 02 03 04    01 02  1,130,693
-----------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.      REIT    866674104    27,034        698,565    Shared-Defined    01 02 03 04    01 02    698,565
-----------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets    REIT    875465106     2,930         72,000    Shared-Defined    01 02 03 04    01 02     72,000
-----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.     REIT    876664103    32,107      1,558,595    Shared-Defined    01 02 03 04    01 02  1,558,595
-----------------------------------------------------------------------------------------------------------------------------------
United Dominion Realty    REIT    910197102     5,151        268,300    Shared-Defined    01 02 03 04    01 02    268,300
-----------------------------------------------------------------------------------------------------------------------------------
Urstadt Biddle
- Class A                 REIT    917286205     9,929        701,666    Shared-Defined    01 02 03 04    01 02    701,666
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.     REIT    929042109   122,024      2,228,744    Shared-Defined    01 02 03 04    01 02  2,228,744
-----------------------------------------------------------------------------------------------------------------------------------
Windrose Medical
Properties                REIT    973491103     1,613        130,000    Shared-Defined    01 02 03 04    01 02    130,000
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                               3,440,266    106,379,279                                          106,379,279
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